NOTE 6 - STOCKHOLDERS' EQUITY (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	4,150,000	4,150,000
Expiration October 2014 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	1,300,000	1,300,000
Exercise price (in Dollars per Item)	0.50
Expiration	October 2013
Expiration February 2014 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	300,000	300,000
Exercise price (in Dollars per Item)	0.50
Expiration	February 2014
Expiration April 2014 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	250,000	250,000
Exercise price (in Dollars per Item)	1.00
Expiration	April 2014
Expiration August 2014 [Member]
Class of Warrant or Right [Line Items]
Shares of common stock issuable from warrants outstanding	2,300,000	2,300,000
Exercise price (in Dollars per Item)	2.00
Expiration	August 2014